Schedule of Investments (unaudited)	iShares® Energy Storage & Materials ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 1.6%
QuantumScape Corp., Class A(a)	16,200	$87,804
Sebang Global Battery Co. Ltd.	333	24,468
Tianneng Power International Ltd.	36,000	27,660
		139,932
Automobiles — 1.2%
Yadea Group Holdings Ltd.(b)	54,000	103,878

Chemicals — 44.1%
Air Liquide SA	1,260	246,429
Air Products and Chemicals Inc.	2,187	516,876
Arkema SA	135	13,930
Asahi Kasei Corp.	55,800	389,045
BASF SE	9,999	523,913
Dow Inc.	1,638	93,202
Evonik Industries AG	495	10,316
JSR Corp.	900	24,689
LG Chem Ltd.	1,944	558,605
Linde PLC	612	269,868
Mitsubishi Chemical Group Corp.	69,300	404,287
Resonac Holdings Corp.	9,000	195,146
Shin-Etsu Chemical Co. Ltd.	4,500	174,190
Solvay SA	351	11,339
Toray Industries Inc.	79,200	362,001
Umicore SA	513	11,363
		3,805,199
Electrical Equipment — 23.1%
ABB Ltd., Registered	3,798	184,539
Advanced Energy Solution Holding Co. Ltd.	2,000	38,422
Alfen NV(a)(b)	1,053	45,382
Ballard Power Systems Inc.(a)	11,583	30,463
Blink Charging Co.(a)	3,294	8,334
Bloom Energy Corp., Class A(a)	9,801	109,085
ChargePoint Holdings Inc., Class A(a)	19,431	25,843
Doosan Fuel Cell Co. Ltd.(a)	2,169	31,001
Eaton Corp. PLC	927	295,027
EnerSys	1,962	177,463
Enovix Corp.(a)	7,092	44,396
Fluence Energy Inc., Class A(a)	3,168	56,517
FuelCell Energy Inc.(a)	22,779	21,135
Furukawa Electric Co. Ltd.	3,600	77,079
GS Yuasa Corp.	4,500	84,904
Security	Shares	Value

Electrical Equipment (continued)
LG Energy Solution Ltd.(a)	1,341	$373,091
NEL ASA(a)	81,441	37,630
Plug Power Inc.(a)	26,640	61,539
Schneider Electric SE	1,215	277,036
Stem Inc.(a)	7,551	13,894
		1,992,780
Electronic Equipment, Instruments & Components — 23.7%
Delta Electronics Inc.	72,000	705,117
Kyocera Corp.	3,600	43,879
Murata Manufacturing Co. Ltd.	28,800	526,238
Samsung SDI Co. Ltd.	2,304	713,016
Sang-A Frontec Co. Ltd., NVS	801	13,091
TDK Corp.	900	40,150
		2,041,491
Machinery — 2.4%
NGK Insulators Ltd.	15,300	208,421

Semiconductors & Semiconductor Equipment — 2.4%
Entegris Inc.	342	45,459
SolarEdge Technologies Inc.(a)	2,745	160,994
		206,453
Total Common Stocks — 98.5%
(Cost: $8,923,509)		8,498,154

Preferred Stocks

Chemicals — 0.6%
LG Chem Ltd., Preference Shares, NVS	288	55,273

Total Preferred Stocks — 0.6%
(Cost: $64,078)		55,273

Total Investments — 99.1%
(Cost: $8,987,587)		8,553,427

Other Assets Less Liabilities — 0.9%		75,928

Net Assets — 100.0%		$8,629,355

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/19/24	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—	$—	—	$10	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Energy Storage & Materials ETF
April 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	06/13/24	$35	$370
Micro E-Mini Russell 2000 Index	4	06/21/24	40	(1,860)
				$(1,490)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,017,899	$6,480,255	$—	$8,498,154
Preferred Stocks	—	55,273	—	55,273
	$2,017,899	$6,535,528	$—	$8,553,427
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$370	$—	$370
Liabilities
Equity Contracts	(1,860)	—	—	(1,860)
	$(1,860)	$370	$—	(1,490)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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